INCOME TAXES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current expense [Abstract]
Federal	$ 46,270	$ 38,572	$ 14,740
State	6,493	5,590	1,500
Total	52,763	44,162	16,240
Deferred (benefit) expense [Abstract]
Federal	(12,836)	(10,170)	103,218
State	(1,627)	(1,290)	13,181
Total	(14,463)	(11,460)	116,399
Income tax expense (benefit)	38,300	32,702	132,639
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income taxes computed at federal statutory rate (35%) on income before income taxes	36,763	32,183	123,891
Tax-exempt income	(586)	(519)	(754)
Bank-owned life insurance	(612)	(581)	(255)
Tax credits	(1,200)	(1,596)	(380)
State income taxes, net of federal tax benefit	3,163	2,795	9,542
Other	772	420	595
Income tax expense (benefit)	38,300	32,702	132,639
Deferred tax assets [Abstract]
Allowance for loan and lease losses	36,030	27,841
Deferred compensation	556	359
Mark to market adjustment on loans and derivatives	177	227
Postretirement benefits other than pension liability	141	156
Accrued stock-based compensation	1,493	1,198
Other reserves	219	392
Accrued expenses	4,521	2,714
Other	2,332	1,019
Total deferred tax assets	45,469	33,906
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(8,251)	(8,881)
FHLB and FRB stock	(17,060)	(19,716)
Mortgage-servicing rights	(339)	(567)
Leasing activities	(676)	(4)
Deferred section 597 gain	(62,421)	(83,229)
Prepaid pension	(1,454)	(3,995)
Intangible assets	(7,536)	(5,872)
Deferred loan fees and costs	(1,472)	(862)
Prepaid expenses	(1,310)	(1,080)
Net unrealized gains on securities available-for-sale and derivatives	(7,687)	(5,263)
Fair value adjustments on acquisitions	(14,945)	(2,439)
Other	(1,278)	(796)
Total deferred tax liabilities	(124,429)	(132,704)
Total net deferred tax liability	$ (78,960)	$ (98,798)